Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of results of operations from oil and gas producing activities [line items]
Pre-tax income (loss) from producing activities	$ 910	$ 1,020	[1]	$ (1,658)	[1]
Income tax expense / benefit	(1,709)	1,373		381
Argentina [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	89	50		32
Net intersegment sales	7,486	8,225		7,211
Total net revenues	7,575	8,275		7,243
Production costs	(3,840)	(4,715)		(4,148)
Exploration expenses	(84)	(238)		(60)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,349)	(1,963)		(2,568)
Impairment of property, plant and equipment and inventories write-down	0	(79)		(2,288)
Other	(959)	(956)		(177)
Pre-tax income (loss) from producing activities	343	324		(1,998)
Income tax expense / benefit	(120)	(113)		699
Results of oil and gas producing activities	223	211		(1,299)
Other foreign [Member]
Disclosure of results of operations from oil and gas producing activities [line items]
Production costs		0		0
Exploration expenses	(32)	(1)		(1)
Other		0		0
Pre-tax income (loss) from producing activities	(32)	(1)		(1)
Income tax expense / benefit	0
Results of oil and gas producing activities	(32)	(1)		(1)
Worldwide [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	89	50		32
Net intersegment sales	7,486	8,225		7,211
Total net revenues	7,575	8,275		7,243
Production costs	(3,840)	(4,715)		(4,148)
Exploration expenses	(116)	(239)		(61)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,349)	(1,963)		(2,568)
Impairment of property, plant and equipment and inventories write-down	0	(79)		(2,288)
Other	(959)	(956)		(177)
Pre-tax income (loss) from producing activities	311	323		(1,999)
Income tax expense / benefit	(120)	(113)		699
Results of oil and gas producing activities	$ 191	$ 210		$ (1,300)

[1]	See Note 2.d).